Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Shares	Additional Paid-in Capital	Retained Earnings	Statutory Reserves	Accumulated Other Comprehensive Loss	Total
Beginning balance at Dec. 31, 2015	$ 8,200	$ 2,999,947	$ 816,785	$ 92,995	$ (164,996)	$ 3,752,931
Beginning balance, Shares at Dec. 31, 2015	8,200,000
Net income			2,433,720			2,433,720
Capital contribution from owners		198,917				198,917
Statutory reserves			(289,807)	289,807
Issuance of common shares for debt conversion	$ 999	3,846,001				3,847,000
Issuance of common shares for debt conversion, Shares	999,000
Issuance of common shares for cash		5,323,026				5,323,026
Capital distribution in connection with acquisition of a subsidiary		(4,418,425)				(4,418,425)
Foreign currency translation adjustment					(383,947)	(383,947)
Ending balance at Dec. 31, 2016	$ 9,199	7,949,466	2,960,698	382,802	(548,943)	10,753,222
Ending balance, Shares at Dec. 31, 2016	9,199,000
Net income			2,590,931			2,590,931
Statutory reserves			(322,896)	322,896
Issuance of common shares for cash	$ 1,610	7,109,715				7,111,325
Issuance of common shares for cash, Shares	1,610,000
Foreign currency translation adjustment					535,810	535,810
Ending balance at Dec. 31, 2017	$ 10,809	15,059,181	5,228,733	705,698	(13,133)	20,991,288
Ending balance, Shares at Dec. 31, 2017	10,809,000
Net income			7,211,429			7,211,429
Statutory reserves			(1,060,013)	1,060,013
Foreign currency translation adjustment					(1,159,084)	(1,159,084)
Ending balance at Dec. 31, 2018	$ 10,809	$ 15,059,181	$ 11,380,149	$ 1,765,711	$ (1,172,217)	$ 27,043,633
Ending balance, Shares at Dec. 31, 2018	10,809,000